Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of entities

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Liquidated - 2021
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma Pty	Dissolved - 2020

Schedule of intangibles assets useful economic lives	The significant intangibles recognised by the Group and their useful economic lives are as follows:
Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

Schedule of depreciation rates of property, plant and equipment

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following rates:

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship